Leases - Undiscounted Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
Finance Leases
2023	$ 3,269
2024	2,373
2025	713
2026	0
2027	0
Thereafter	0
Total lease payments	6,355
Less: Interest	356
Present value of lease liabilities	5,999
Lease liabilities included in Liabilities Held for Sale (see Note 4)	0
Total lease liabilities	$ 5,999
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Lease liabilities, current
Operating Leases
2023	$ 3,376
2024	2,806
2025	2,378
2026	1,352
2027	457
Thereafter	382
Total lease payments	10,751
Less: Interest	1,236
Present value of lease liabilities	9,515	$ 8,200
Lease liabilities included in Liabilities Held for Sale (see Note 4)	(1,298)
Total lease liabilities	$ 8,217
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Lease liabilities, current	Lease liabilities, current
Third Party
Finance Leases
2023	$ 3,269
2024	2,373
2025	713
2026	0
2027	0
Thereafter	0
Total lease payments	6,355
Less: Interest	356
Present value of lease liabilities	5,999
Lease liabilities included in Liabilities Held for Sale (see Note 4)	0
Total lease liabilities	5,999
Operating Leases
2023	2,990
2024	2,385
2025	1,951
2026	1,029
2027	457
Thereafter	382
Total lease payments	9,194
Less: Interest	1,094
Present value of lease liabilities	8,100
Lease liabilities included in Liabilities Held for Sale (see Note 4)	(1,298)
Total lease liabilities	6,802
Related Party
Finance Leases
2023	0
2024	0
2025	0
2026	0
2027	0
Thereafter	0
Total lease payments	0
Less: Interest	0
Present value of lease liabilities	0
Lease liabilities included in Liabilities Held for Sale (see Note 4)	0
Total lease liabilities	0
Operating Leases
2023	386
2024	421
2025	427
2026	323
2027	0
Thereafter	0
Total lease payments	1,557
Less: Interest	142
Present value of lease liabilities	1,415
Lease liabilities included in Liabilities Held for Sale (see Note 4)	0
Total lease liabilities	$ 1,415